RELATED PARTY TRANSACTIONS (Details)																3 Months Ended			6 Months Ended			12 Months Ended
	Nov. 01, 2017 bbl renewal	Feb. 28, 2017 USD ($)	Feb. 15, 2017 renewal	Nov. 01, 2016 bbl / d	Aug. 31, 2016 USD ($) bbl / d bbl renewal	May 01, 2016 bbl / d	Apr. 29, 2016 bbl / d terminal	May 15, 2015 renewal	May 14, 2015 bbl / d	Dec. 11, 2014 bbl / d bbl renewal	Oct. 01, 2014 bbl / d	Sep. 30, 2014 renewal	May 14, 2014 bbl / d renewal	Jan. 24, 2013 bbl	Sep. 01, 2011	Jun. 30, 2017 USD ($)	Mar. 31, 2017	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) renewal	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) renewal	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 01, 2016
Related Party Transaction [Line Items]
Number of Contract Renewals | renewal																			2			2
Term of Renewal																			5 years			5 years
Investment in equity method investee | $																$ 174,047,000			$ 174,047,000	$ 179,882,000		$ 179,882,000	$ 0
Blackstone and First Reserve [Member] | Series B Units [Member]
Related Party Transaction [Line Items]
Distributions to Series B Unitholders | $																						6,152,000	19,592,000	$ 130,523
PBFX Operating Company LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction | $																			11,600,000
Fuel Strategies International, Inc, [Member]
Related Party Transaction [Line Items]
Charges incurred during period | $																						0	0	588,000
Executive Chairman of the Board of Directors [Member]
Related Party Transaction [Line Items]
Charges incurred during period | $																						824,000	957,000	1,214,000
Consulting Agreement [Member] | Former Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Charges incurred during period | $																				500,000
Related Party, Annual Fee | $																				$ 900,000		900,000
Fourth Amended and Restated Omnibus Agreement [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee | $					$ 4,000,000														6,900,000
Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Number of Contract Renewals | renewal					2
Term of Renewal					5 years
Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Notice Of Withdrawal Period													30 days
Omnibus Agreement [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Related Party Transactions, First Offer Term On Certain Logistical Assets Retained In Company Partnership													10 years
Fourth Amended and Restated O&M Agreement [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee | $					$ 6,386,000
Fifth Amended and Restated O&M Agreement [Member] | PBF LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee | $		$ 6,700,000																	6,696,000
Partnership [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, ownership Percentage by Parent																									50.00%
Toledo Tank Farm [Member] | Toledo Tank Farm Storage and Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity										4,400
Oil And Gas Plant, Maximum Storage Capacity | bbl										3,849,271
Toledo Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement													7 years 8 months
Number of Contract Renewals | renewal													2
Term of Renewal													5 years
DCR Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement													7 years 8 months
Number of Contract Renewals | renewal													2
Term of Renewal													5 years
East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member]
Related Party Transaction [Line Items]
Number Of Refined Product Terminals Acquired | terminal							4
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity							15,000
East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity						15,000
Oil And Gas Plant, Maximum Storage Capacity | bbl														350,000
Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement					10 years
Delaware City Products Pipeline [Member] | Delaware City Pipeline Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity									50,000
Delaware City Pipeline Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement								10 years 8 months
Number of Contract Renewals | renewal								2
Term of Renewal								5 years
Toledo Tank Farm Storage and Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement										10 years
Number of Contract Renewals | renewal										2
Term of Renewal										5 years
West Ladder Rack Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement												7 years 3 months
Number of Contract Renewals | renewal												2
Term of Renewal												5 years
Toledo Truck Unloading Terminal [Member] | Toledo Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity													5,500
Delaware City Rail Unloading Terminal [Member] | DCR Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity													85,000
Delaware City West Heavy Crude Unloading Rack [Member] | West Ladder Rack Terminaling Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity											40,000
Delaware Truck Loading Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement								10 years 8 months
Number of Contract Renewals | renewal								2
Term of Renewal								5 years
Torrance Valley Pipeline - North [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity					50,000
Torrance Valley Pipeline - South [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity					70,000
Torrance Valley Pipeline - Midway Tank [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Maximum Storage Capacity | bbl					55,000
Torrance Valley Pipeline - Belridge Tanks [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity					770,000
Torrance Valley Pipeline - Emidio Tanks [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity					900,000
Chalmette Land Lease [Member]
Related Party Transaction [Line Items]
Term of Agreement			20 years
Number of Contract Renewals | renewal			2
Term of Renewal			10 years
Delaware City Products Pipeline - Magellan [Member]
Related Party Transaction [Line Items]
Term of Agreement				2 years 5 months
Delaware City Products Pipeline - Magellan [Member] | Delaware City Pipeline Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity				14,500
Paulsboro Natural Gas Pipeline [Member] | Paulsboro Natural Gas Pipeline Transportation Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Term of Agreement															15 years
Toledo Terminal [Member] | East Coast Terminals commercial agreements [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Term of Agreement						1 year
Cost of Sales [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction | $																58,355,000		$ 37,965,000	114,557,000		$ 74,514,000	175,448,000	142,102,000	59,403,000
General and Administrative Expense [Member] | Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction | $																1,630,000		1,415,000	3,284,000		2,259,000	5,121,000	4,533,000	2,298,000
General and Administrative Expense [Member] | Omnibus Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction | $																$ 1,661,000		$ 1,121,000	$ 3,279,000		$ 2,243,000	$ 4,805,000	$ 5,297,000	$ 3,600,000
Refined Clean Product [Member] | Delaware City Truck Rack [Member] | Delaware City Terminaling Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity									30,000
LPGs [Member] | Delaware City Truck Rack [Member] | Delaware City Terminaling Services Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity									5,000
Torrance Valley Pipeline Company [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, ownership Percentage by Parent																50.00%			50.00%	50.00%		50.00%			50.00%
Minimum [Member] | East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member]
Related Party Transaction [Line Items]
Term of Agreement																	1 year					3 months
Maximum [Member] | East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member]
Related Party Transaction [Line Items]
Term of Agreement																	5 years					5 years
Subsequent Event [Member] | Chalmette Storage Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement	10 years
Number of Contract Renewals | renewal	2
Term of Renewal	5 years
Scenario, Forecast [Member] | Chalmette Storage Tank [Member] | Chalmette Storage Agreement [Member] | PBF Logistics LP [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Maximum Storage Capacity | bbl	625,000